22. Trade and Other Payables (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade And Other Payables Details
Accrued expenses	$ 2,716,238	$ 2,789,476	$ 2,863,516
Interest payables	1,061,346	796,175	560,835
Trade account payables	2,593,584	2,295,501	1,834,773
Other payables - social security payments	18,329	33,397	113,560
Total trade and other payables, current	6,389,497	5,914,549	5,372,684
Other payables - social security payments	3,568	63,143	0
Other payables - property taxes payments	16,029	17,212	0
Total trade and other payables, non-current	$ 19,597	$ 80,355	$ 0